Income Taxes (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax computed at the statutory federal income tax rate

	2018	2017
Income tax benefit at federal statutory rate	(21.0)%	(34.0)%
State income tax, net of federal benefit	(7.7)	(6.5)
Warrant expense	9.4	10.6
Disqualified interest and other	1.0	0.9
Research credits	(1.5)	(1.2)
U.S. tax reform	—	8.3
Valuation allowance	19.8	21.9
Effective tax rate	—%	—%

Schedule of deferred tax assets and liabilities

	2018	2017
Deferred tax assets:
Federal and state operating loss carryforwards	$1,837,375	$871,371
Acquired intangibles	10,116	5,433
Accruals	73,763	64,151
Convertible notes	28,863	81,904
Research and development credit carryforwards	140,553	63,197
Stock-based compensation	24,598	19,821
Total deferred tax assets	2,115,268	1,105,877
Valuation allowance	(2,115,268)	(1,105,877)
Net deferred tax assets	$—	$—